Retirement Benefits - Plan Asset Allocation (Details)	Dec. 31, 2025
Domestic large cap equity
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	28.00%
Domestic small/medium cap equity
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	8.00%
Non-U.S. equity
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	24.00%
Fixed income
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	40.00%
Minimum | Domestic large cap equity
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	22.00%
Minimum | Domestic small/medium cap equity
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	0.00%
Minimum | Non-U.S. equity
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	10.00%
Minimum | Fixed income
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	30.00%
Maximum | Domestic large cap equity
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	35.00%
Maximum | Domestic small/medium cap equity
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	12.00%
Maximum | Non-U.S. equity
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	30.00%
Maximum | Fixed income
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation	50.00%